As filed with the Securities and Exchange Commission on November 28, 2016

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-09445

Marketocracy Funds
 (Exact name of registrant as specified in charter)

P.O. Box 23791, San Jose, CA 95153
 (Address of principal executive offices) (Zip code)

Kendrick W. Kam
P.O. Box 23791, San Jose, CA 95153
 (Name and address of agent for service)

1-888-884-8482
Registrant's telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period:  September 30, 2016

Item 1. Schedule of Investments.

Marketocracy Masters 100 Fund
Portfolio of Investments
9/30/2016 (Unaudited)

		Shares	Market Value
Common Stocks - 64.3%			$2,629,609
(Cost $2,774,316)

ACCOMMODATION AND FOOD SERVICES - 1.0%			39,688
CHH	CHOICE HOTELS INTERNATIONAL, INC.	400	18,032
SBUX	STARBUCKS CORP.	400	21,656

AGRICULTURE, FORESTRY, FISHING AND HUNTING - 0.1%			2,274
ONVO	ORGANOVO HOLDINGS, INC.*	600	2,274

CONSTRUCTION - 2.0%			82,337
CAA	CALATLANTIC GROUP, INC.	203	6,789
DHI	DR HORTON, INC.	600	18,120
GV	THE GOLDFIELD CORP.*	4,200	11,340
KBH	KB HOME	400	6,448
LEN	LENNAR CORP. - CLASS A	200	8,468
MDC	MDC HOLDINGS, INC.	200	5,160
PHM	PULTEGROUP, INC.	1,000	20,040
TOL	TOLL BROTHERS, INC.*	200	5,972

FINANCE AND INSURANCE - 2.9%			117,726
CME	CME GROUP, INC.	200	20,904
TACO	DEL TACO RESTAURANTS, INC.*	600	7,152
GNW	GENWORTH FINANCIAL, INC.*	10,100	50,096
MFC	MANULIFE FINANCIAL CORP.	1,000	14,110
MET	METLIFE, INC.	200	8,886
MTG	MGIC INVESTMENT CORP.*	1,000	8,000
USB	US BANCORP	200	8,578

HEALTH CARE AND SOCIAL ASSISTANCE - 0.1%			5,400
ARRY	ARRAY BIOPHARMA, INC.*	800	5,400

INFORMATION - 8.0%			328,338
EA	ELECTRONIC ARTS, INC.*	1,200	102,480
FB	FACEBOOK, INC. - CLASS A*	400	51,308
FIS	FIDELITY NATIONAL INFORMATION SERVICES	200	15,406
FTR	FRONTIER COMMUNICATIONS CORP.	400	1,664
GTT	GTT COMMUNICATIONS, INC.*	1,200	28,236
NFLX	NETFLIX, INC.*	200	19,710
TDS	TELEPHONE & DATA SYSTEMS, INC.	1,000	27,180
TZOO	TRAVELZOO, INC.*	2,800	35,924
DIS	WALT DISNEY CO. (THE)	500	46,430

MANAGEMENT OF COMPANIES AND ENTERPRISES - 0.2%			7,248
TBPH	THERAVANCE BIOPHARMA, INC.*	200	7,248

MANUFACTURING - 37.4%			1,529,245
ABB	ABB LTD - ADR	200	4,502
ACAD	ACADIA PHARMACEUTICALS, INC.*	200	6,362
ATVI	ACTIVISION BLIZZARD, INC.	1,400	62,020
AJRD	AEROJET ROCKETDYNE HOLDINGS, INC.	400	7,032
FOLD	AMICUS THERAPEUTICS, INC.*	400	2,960
AAPL	APPLE, INC.	900	101,745
ARLZ	ARALEZ PHARMACEUTICALS, INC.*	6,400	31,040
AXGN	AXOGEN, INC.*	400	3,612
BLCM	BELLICUM PHARMACEUTICALS, INC.*	200	3,980
BBRY	BLACKBERRY, LTD.*	1,000	7,980
AVGO	BROADCOM LTD	404	69,698
BLDR	BUILDERS FIRSTSOURCE, INC.*	1,400	16,114
CELG	CELGENE CORP.*	300	31,359
CEMP	CEMPRA, INC.*	1,200	29,040
CERS	CERUS CORP.*	400	2,484
CVX	CHEVRON CORP.	200	20,584
CRUS	CIRRUS LOGIC, INC.*	800	42,520
KO	COCA COLA CO. (THE)	200	8,464
CUO	CONTINENTAL MATERIALS CORP.*	1,200	30,036
CRBP	CORBUS PHARMACEUTICALS HOLDINGS, INC.*	600	4,074
CYAN	CYANOTECH CORP.*	1,800	6,480
DPRX	DIPEXIUM PHARMACEUTICALS, INC.*	400	5,800
EW	EDWARDS LIFESCIENCES CORP.*	400	48,224
ESLT	ELBIT SYSTEMS, LTD.	200	19,164
XOM	EXXON MOBIL CORP.	200	17,456
FSLR	FIRST SOLAR, INC.*	400	15,796
GILD	GILEAD SCIENCES, INC.	200	15,824
HALO	HALOZYME THERAPEUTICS, INC.*	12,400	149,792
ILMN	ILLUMINA, INC.*	200	36,332
ITT	ITT, INC.	800	28,672
IXYS	IXYS CORP.	2,500	30,125
KPTI	KARYOPHARM THERAPEUTICS, INC.*	200	1,946
KERX	KERYX BIOPHARMACEUTICALS, INC.*	7,200	38,232
KMG	KMG CHEMICALS, INC.	1,200	33,996
LCI	LANNETT CO, INC.*	800	21,256
MNK	MALLINCKRODT PLC*	338	23,586
MNKD	MANNKIND CORP.*	67,900	42,098
MNTA	MOMENTA PHARMACEUTICALS, INC.*	7,200	84,168

NKTR	NEKTAR THERAPEUTICS*	4,800	82,464
NVGN	NOVOGEN LTD. - ADR*	800	1,568
NVDA	NVIDIA CORP.	1,400	95,928
NXPI	NXP SEMICONDUCTORS NV*	200	20,402
OMER	OMEROS CORP.*	200	2,232
PERY	PERRY ELLIS INTERNATIONAL, INC.*	200	3,856
PSTI	PLURISTEM THERAPEUTICS, INC.*	10,900	17,440
QRVO	QORVO, INC.*	337	18,784
REPH	RECRO PHARMA, INC.*	200	1,768
RDHL	REDHILL BIOPHARMA LTD - ADR*	2,000	27,840
SCYX	SCYNEXIS, INC.*	800	3,096
SWKS	SKYWORKS SOLUTIONS, INC.	200	15,228
SODA	SODASTREAM INTERNATIONAL LTD*	200	5,312
STML	STEMLINE THERAPEUTICS, INC.*	400	4,332
SGYP	SYNERGY PHARMACEUTICALS, INC.*	600	3,306
TTM	TATA MOTORS, LTD. - ADR	600	23,988
TLGT	TELIGENT, INC.*	3,600	27,360
TGTX	TG THERAPEUTICS, INC.*	600	4,644
TCON	TRACON PHARMACEUTICALS, INC.*	800	5,408
TSN	TYSON FOODS, INC. - CLASS A	800	59,736

MINING, QUARRYING, AND OIL AND GAS EXTRACTION - 1.4%			58,264
APA	APACHE CORP.	200	12,774
COP	CONOCOPHILLIPS	400	17,388
DVN	DEVON ENERGY CORP.	200	8,822
BTUUQ	PEABODY ENERGY CORP.*	400	620
PBR	PETROLEO BRASILEIRO S.A. - ADR*	2,000	18,660

OTHER SERVICES (EXCEPT PUBLIC ADMINISTRATION) - 0.1%			3,630
AVXL	ANAVEX LIFE SCIENCES CORP.*	1,000	3,630

PROFESSIONAL, SCIENTIFIC, AND TECHNICAL SERVICES - 6.7%			273,046
AMRI	ALBANY MOLECULAR RESEARCH, INC.*	1,000	16,510
CRMD	CORMEDIX, INC.*	1,600	4,032
GRPN	GROUPON, INC.*	5,600	28,840
LMNX	LUMINEX CORP.*	2,200	49,984
SALE	RETAILMENOT, INC.*	2,000	19,780
TRVN	TREVENA, INC.*	22,800	153,900

RETAIL TRADE - 1.3%			52,963
EVLV	EVINE LIVE, INC. - CLASS A*	1,700	3,893
NGVC	NATURAL GROCERS BY VITAMIN COTTAGE, INC.*	200	2,232
OSTK	OVERSTOCK.COM, INC.*	1,900	29,108
JCP	JC PENNY CO, INC.*	200	1,844
WFM	WHOLE FOODS MARKET, INC.	200	5,670
WSM	WILLIAMS-SONOMA, INC.	200	10,216

TRANSPORTATION AND WAREHOUSING - 0.5%			23,486
DAL	DELTA AIR LINES, INC.	400	15,744
RRTS	ROADRUNNER TRANSPORTATION SYSTEMS, INC.*	200	1,596
WMB	THE WILLIAMS COS INC.	200	6,146

UTILITIES - 0.6%			25,300
TVIA	TERRAVIA HOLDINGS, INC.*	9,200	25,300

WHOLESALE TRADE - 2.0%			80,664
AYI	ACUITY BRANDS, INC.	200	52,920
HBP	HUTTIG BUILDING PRODUCTS, INC.*	4,800	27,744

PARTNERSHIPS & TRUST - 4.2%			169,826
(Cost $138,522)

FINANCE AND INSURANCE - 0.2%			7,816
AGNC	AMERICAN CAPITAL AGENCY CORP.	400	7,816

REAL ESTATE AND RENTAL AND LEASING - 4.0%			162,010
AMH	AMERICAN HOMES 4 RENT - CLASS A	427	9,240
HCP	HCP, INC.	200	7,590
VER	VEREIT, INC.	14,000	145,180

INVESTMENT COMPANIES - 7.1%			288,600
(Cost $296,722)
HDGE	ADVISORSHARES RANGER EQUITY BEAR ETF*	2,200	21,164
MIE	COHEN & STEERS MLP INCOME AND ENERGY OPPORTUNITY FUND, INC.	1,400	15,050
TMV	DIREXION DAILY 20 YEAR PLUS TREASURY BEAR 3X SHARES*	600	9,906
IFN	INDIA FUND, INC. (THE)	800	19,888
IAU	ISHARES COMEX GOLD TRUST*	600	7,614
DBA	POWERSHARES DB AGRICULTURE FUND*	1,200	23,976
DBC	POWERSHARES DB COMMODITY INDEX TRACKING FUND*	1,600	24,016
EUO	PROSHARES ULTRASHORT EURO*	2,600	61,776
PHYS	SPROTT PHYSICAL GOLD TRUST*	5,200	56,940
HQL	TEKLA LIFE SCIENCES INVESTORS	1,400	26,222
BRF	VANECK VECTORS BRAZIL SMALL-CA	1,300	22,048

Money Market Funds - 24.7%			1,009,302
(Cost $1,009,302)

FIGXX		FIDELITY INSTITUTIONAL MONEY MARKET GOVERNMENT PORTFOLIO - CLASS I, 0.27%^	1,009,302	1,009,302

TOTAL INVESTMENT SECURITIES - 100.3%				4,097,337
(Cost $4,218,862)

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.3%)				(12,526)

NET ASSETS - 100.0%				$4,084,811

ADR	American Depository Receipt
*	Non-income producing security
^	Seven day yield as of September 30, 2016

The cost basis of investments for federal income tax purposes at September 30, 2016 was as follows+:

Cost of investments	4,218,862
Gross unrealized appreciation	322,540
Gross unrealized depreciation	(444,065)
Net unrealized appreciation	$(121,525)

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

The Marketocracy Masters 100 Fund (the "Fund") has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.
These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.
These inputs are summarized in the three broad levels listed below.

• Level 1	--	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the to access.
• Level 2	--
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for identical instrument on an inactive market, prices for similar instruments, interest rates,  prepayment spreads, credit risk, yield curves, default rates and similar data.

• Level 3	--
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the  asset or liability, and would be based on the best information available;

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2016:

	Level 1	Level 2	Level 3	Total
COMMON STOCKS^	$2,599,573	$ 30,036	$-	$2,629,609

PARTNERSHIPS & TRUSTS^	169,826	-	-	$169,826

INVESTMENT COMPANIES^	288,600	-	-	$288,600

SHORT-TERM INVESTMENT	1,009,302	-	-	$1,009,302

TOTAL INVESTMENT SECURITIES	$4,067,301	$30,036	$-	$4,097,337

^ See Portfolio of Investments for industry sector breakout.

Item 2. Controls and Procedures.

(a)	The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

 SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Marketocracy Funds

By  /s/ Kendrick W. Kam
 Kendrick W. Kam, President & Treasurer

Date  November 23, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By   /s/ Kendrick W. Kam__________________________
  Kendrick W. Kam, President & Treasurer

Date  November 23, 2016___________________________